Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 13 – Subsequent Events

Subsequent to June 30, 2018, the Company received gross proceeds of $100,000 from the issuance of notes payable. As additional consideration for entering in the debentures, the Company issued the investors 4-year warrant to purchase 300,000 shares of the Company’s common stock at a purchase price of $0.20 per share.

Subsequent to June 30, 2018, the Company received gross proceeds from related parties of $25,000 of the issuance of notes payable. As additional consideration for entering in the convertible debentures, the Company issued the investors 4-year warrant to purchase 75,000 shares of the Company’s common stock at a purchase price of $0.20 per share.

Note 14 - Subsequent Events

Subsequent to December 31, 2017, the Company received gross proceeds of $1,780,750 of the issuance of convertible notes. In addition, $300,000 of the Company’s short term debt along with accrued but unpaid interest of $41,442 was converted into convertible debentures. As additional consideration for entering in the convertible debentures, the Company issued the investors 5-year warrant to purchase 10,488,708 shares of the Company’s common stock at a purchase price of $0.20 per share.

Subsequent to December 31, 2017, the Company received gross proceeds of $50,000 of the issuance of notes payable. As additional consideration for entering in the debentures, the Company issued the investors 5-year warrant to purchase 100,000 shares of the Company’s common stock at a purchase price of $0.20 per share.

Subsequent to December 31, 2017, the Company received gross proceeds from related parties of $40,750 of the issuance of convertible notes. As additional consideration for entering in the convertible debentures, the Company issued the investors 5-year warrant to purchase 81,500 shares of the Company’s common stock at a purchase price of $0.20 per share.

Subsequent to December 31, 2017, the Company received gross proceeds from related parties of $135,000 of the issuance of notes payable. As additional consideration for entering in the convertible debentures, the Company issued the investors 5-year warrant to purchase 35,000 shares of the Company’s common stock at a purchase price of $0.20 per share.

Subsequent to December 31, 2017, the Company issued 375,000 shares of its restricted common stock to its Placement Agent. Such shares were issued pursuant to a Placement Agent Agreement with the Company and services rendered in connection with a private placement of the Company’s securities.

Subsequent to December 31, 2017, the Company issued 628,750 shares of its common stock to consultants in exchange for services.